Investments in Affiliates (Table)	12 Months Ended
Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Schedule of vessel owning subsidiaries of Gemini

As of July 1, 2021, the Company fully consolidated the following vessel owning subsidiaries of Gemini:

Company	Vessel Name	Year Built	TEU
Averto Shipping S.A.	Suez Canal	2002	5,610
Sinoi Marine Ltd.	Kota Lima (ex Genoa)	2002	5,544
Kingsland International Shipping Limited	Catherine C	2001	6,422
Leo Shipping and Trading S.A.	Leo C	2002	6,422
Springer Shipping Co.	Belita	2006	8,533

Schedule of business acquisition, pro forma information

A condensed summary of the income statement of Gemini presented on a 100% basis is as follows for the periods that the entity was accounted for under the equity method of accounting (in thousands):

Six months ended
June 30, 2021
Net operating revenues	$17,984
Net income	$8,091

Gemini Shipholdings Corporation
Schedule of Equity Method Investments [Line Items]
Schedule of consideration exchanged and the fair value of assets acquired and liabilities assumed

3. Investments in Affiliates (Continued)

The following table summarized the consideration exchanged and the fair value of assets acquired and liabilities assumed on July 1, 2021 (in thousands):

Purchase price:
Purchase price (51%)	$86,700
Fair value of previously held interest (49%)	83,300
Total purchase price	$170,000
Fair value of assets and liabilities acquired:
Vessels	154,500
Right-of-use assets	82,500
Cash, cash equivalents and restricted cash	14,388
Current assets	2,534
Assumed time charter liabilities	(36,001)
Long-term debt (including current portion)	(23,125)
Obligations under finance lease	(21,880)
Current liabilities	(2,916)
Fair value of net assets acquired	$170,000